Distillate Small/Mid Cash Flow ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Basic Materials - 1.2%
Cabot Corp.	9,668	$ 878,048
Sylvamo Corp.	17,846	674,579
		1,552,627

Communications - 9.0%
CDW Corp.	11,366	1,598,514
ePlus, Inc.	7,694	640,372
FactSet Research Systems, Inc.	4,031	927,452
GoDaddy, Inc. - Class A (a)	14,974	1,270,993
IDT Corp. - Class B	11,601	674,714
Magnite, Inc. (a)	47,150	894,907
Match Group, Inc.	29,139	1,108,739
Scholastic Corp.	15,102	694,692
Upwork, Inc. (a)	70,546	589,765
Versant Media Group, Inc.	44,316	1,595,819
Yelp, Inc. (a)	29,315	718,804
Ziff Davis, Inc. (a)	16,014	838,653
		11,553,424

Consumer, Cyclical - 18.5%
Abercrombie & Fitch Co. - Class A (a)	10,935	984,259
Adient PLC (a)	32,520	597,718
Bath & Body Works, Inc.	53,610	1,239,999
Blue Bird Corp. (a)	9,335	737,092
Buckle, Inc.	14,222	600,168
Carter's, Inc.	18,474	760,390
Columbia Sportswear Co.	12,612	779,674
Core & Main, Inc. - Class A (a)	22,544	1,087,748
Crocs, Inc. (a)	9,577	1,155,369
Dillard's, Inc. - Class A	1,752	925,792
Gap, Inc.	47,816	893,203
Gentex Corp.	34,369	868,505
G-III Apparel Group Ltd.	25,201	849,526
Interface, Inc.	21,860	783,462
LCI Industries	7,324	775,465
LKQ Corp.	43,826	1,153,938
M/I Homes, Inc. (a)	5,776	928,723
Mattel, Inc. (a)	63,141	876,397
Pool Corp.	5,369	1,153,798
PVH Corp.	10,211	758,269
ScanSource, Inc. (a)	14,700	765,723
Signet Jewelers Ltd.	10,299	887,774
Taylor Morrison Home Corp. (a)	16,855	1,209,178
Thor Industries, Inc.	11,956	898,613
Toll Brothers, Inc.	9,592	1,580,282
Winnebago Industries, Inc.	22,009	687,561
		23,938,626

Consumer, Non-cyclical - 30.7% (b)
AdaptHealth Corp. (a)	69,566	724,878
Addus HomeCare Corp. (a)	6,832	686,411
Alarm.com Holdings, Inc. (a)	14,944	698,184

AMN Healthcare Services, Inc. (a)	26,885	870,267
Amphastar Pharmaceuticals, Inc. (a)	34,221	690,580
Boston Beer Co., Inc. - Class A (a)	3,819	676,078
Brink's Co.	7,810	737,967
Cal-Maine Foods, Inc.	14,398	1,159,903
Certara, Inc. (a)	108,242	708,985
Collegium Pharmaceutical, Inc. (a)	21,734	786,771
Envista Holdings Corp. (a)	30,765	810,658
Euronet Worldwide, Inc. (a)	13,148	962,302
EVERTEC, Inc.	29,396	816,621
GoodRx Holdings, Inc. - Class A (a)	214,489	617,728
H&R Block, Inc.	26,658	1,015,137
Harmony Biosciences Holdings, Inc. (a)	23,394	851,775
Herbalife Ltd. (a)	55,659	731,916
Hormel Foods Corp.	47,965	1,190,491
ICF International, Inc.	9,424	686,633
Ingredion, Inc.	11,203	1,061,036
Innoviva, Inc. (a)	31,615	717,977
Insperity, Inc.	18,022	744,489
Interparfums, Inc.	7,177	802,819
Ironwood Pharmaceuticals, Inc. (a)	180,929	761,711
J & J Snack Foods Corp.	8,089	594,137
Jazz Pharmaceuticals PLC (a)	5,399	1,300,997
Kforce, Inc.	13,892	651,813
Korn Ferry	10,537	701,553
Marzetti Co.	6,096	695,919
National Beverage Corp. (a)	18,610	580,632
Option Care Health, Inc. (a)	34,823	730,238
Oscar Health, Inc. - Class A (a)	41,442	1,181,926
Pacira BioSciences, Inc. (a)	26,943	683,544
Payoneer Global, Inc. (a)	129,310	920,687
Pediatrix Medical Group, Inc. (a)	32,056	811,978
Perdoceo Education Corp.	20,491	655,712
Pilgrim's Pride Corp.	39,180	1,101,350
Prestige Consumer Healthcare, Inc. (a)	15,197	718,362
PROG Holdings, Inc.	18,840	878,132
Reynolds Consumer Products, Inc.	38,700	1,039,095
Robert Half, Inc.	29,061	892,173
Simply Good Foods Co. (a)	58,876	781,873
Smithfield Foods, Inc.	40,543	983,573
Stride, Inc. (a)	8,246	711,135
Tactile Systems Technology, Inc. (a)	23,393	696,644
TriNet Group, Inc.	16,645	823,761
Universal Health Services, Inc. - Class B	7,351	1,093,020
WEX, Inc. (a)	5,844	824,530
		39,564,101

Energy - 12.9%
Alpha Metallurgical Resources, Inc. (a)	3,868	637,988
Antero Resources Corp. (a)	33,846	1,189,348
APA Corp.	37,469	1,220,365
California Resources Corp.	14,998	792,944
Chord Energy Corp.	8,739	998,868
Core Natural Resources, Inc.	8,586	687,052
CVR Energy, Inc.	22,970	632,594
DNOW, Inc. (a)	52,683	683,298
Gulfport Energy Corp. (a)	4,204	713,419
Helix Energy Solutions Group, Inc. (a)	70,508	616,240
HF Sinclair Corp.	20,345	1,417,029

Murphy Oil Corp.	26,162	851,835
NOV, Inc.	46,009	853,467
Par Pacific Holdings, Inc. (a)	13,974	783,662
Patterson-UTI Energy, Inc.	74,110	680,330
Peabody Energy Corp.	32,208	744,649
Riley Exploration Permian, Inc.	17,916	590,511
SunCoke Energy, Inc.	69,298	557,849
Talos Energy, Inc. (a)	52,196	673,850
Tidewater, Inc. (a)	9,704	646,578
Weatherford International PLC	8,940	728,610
		16,700,486

Financial - 2.7%
Federated Hermes, Inc.	14,258	787,327
Invesco Ltd.	53,043	1,399,805
NerdWallet, Inc. - Class A (a)	70,165	649,026
Root, Inc. (a)	11,633	650,517
		3,486,675

Industrial - 13.3%
A O Smith Corp.	16,654	1,044,539
Acuity, Inc.	3,094	1,165,386
AECOM	14,213	992,067
Alamo Group, Inc.	4,455	732,803
Apogee Enterprises, Inc.	17,285	790,616
Ardmore Shipping Corp.	36,596	512,710
Boise Cascade Co.	10,429	809,603
Carlisle Cos., Inc.	3,830	1,389,333
Dorian LPG Ltd.	17,230	599,259
International Seaways, Inc.	9,718	744,302
Lindsay Corp.	5,685	703,803
Masco Corp.	18,038	1,467,752
Middleby Corp. (a)	6,451	1,109,637
Mohawk Industries, Inc. (a)	9,786	1,187,335
Myers Industries, Inc.	26,833	947,473
Teekay Tankers Ltd.	11,841	768,126
Vontier Corp.	29,019	841,551
Worthington Enterprises, Inc.	13,988	751,995
Worthington Steel, Inc.	16,209	544,298
		17,102,588

Technology - 11.7%
Amdocs Ltd.	15,808	798,936
Blackbaud, Inc. (a)	22,875	677,558
Donnelley Financial Solutions, Inc. (a)	15,679	657,734
Dropbox, Inc. - Class A (a)	37,408	1,027,598
DXC Technology Co. (a)	140,252	1,241,230
EPAM Systems, Inc. (a)	8,411	667,413
Gartner, Inc. (a)	8,385	1,086,864
Genpact Ltd.	28,677	788,618
GigaCloud Technology, Inc. - Class A (a)	17,804	562,606
Insight Enterprises, Inc. (a)	8,740	1,064,532
KBR, Inc.	24,749	854,583
Maximus, Inc.	12,388	665,979
Parsons Corp. (a)	14,181	742,943
Qorvo, Inc. (a)	8,726	813,874
Qualys, Inc. (a)	6,419	882,548
Skyworks Solutions, Inc.	18,175	1,232,265
Teradata Corp. (a)	21,239	735,931

V2X, Inc. (a)	8,622		642,856
			15,144,068
TOTAL COMMON STOCKS (Cost $123,847,327)			129,042,595

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (c)	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (d)	40,788		40,788
TOTAL MONEY MARKET FUNDS (Cost $40,788)			40,788

TOTAL INVESTMENTS - 100.0% (Cost $123,888,115)			129,083,383
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00014)	(18,145)
TOTAL NET ASSETS - 100.0%			$ 129,065,238

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Distillate Small/Mid Cash Flow ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 129,042,595	$ –	$ –	$ 129,042,595
Money Market Funds	40,788	–	–	40,788
Total Investments	$ 129,083,383	$ –	$ –	$ 129,083,383

Refer to the Schedule of Investments for further disaggregation of investment categories.